Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	John Hancock Investment Trust
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
Document Created Date	dei_DocumentCreationDate	Jul. 29, 2024